Chartered-in Vessels Chartered-in Vessels - Commitments Related to Finance Leases (Details) - Jun. 30, 2021 - LNG Carriers [Member] $ in Thousands	vessel	lease	USD ($)
Obligations relating to Finance Leases [Line Items]
Number Of Vessels	9	9
Finance Lease, Liability, Payment, Due			$ 1,700,000
Finance Lease, Interest Payment on Liability			366,800
Finance Lease, Liability, Payments, Remainder of Fiscal Year			69,063
Finance Lease, Liability, Payments, Due Year Two			136,959
Finance Lease, Liability, Payments, Due Year Three			135,459
Finance Lease, Liability, Payments, Due Year Four			132,011
Finance Lease, Liability, Payments, Due Year Five			129,725
Finance Lease, Liability, Payments, Due after Year Five			$ 1,068,641